Reconciliation of Changes In Class L Common Stock (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	Jan. 30, 2013	Dec. 31, 2012	Dec. 31, 2010	Dec. 31, 2012 Common Stock Class L [Member]	Dec. 31, 2011 Common Stock Class L [Member]	Dec. 31, 2010 Common Stock Class L [Member]
Stockholders Equity [Line Items]
Class L common stock, balance at beginning of period	1,327,115	1,318,970		1,318,970	1,318,442	1,316,146
Issuance of Class L common stock	11,600,000			18,610	528	2,296
Retirement of treasury stock				(10,465)
Accretion of Class L preferred return
Class L common stock, balance at end of period		1,327,115		1,327,115	1,318,970	1,318,442
Class L common stock, balance at beginning of period	1,327,115	1,317,581		1,317,581	1,317,053	1,315,003
Issuance of Class L common stock	11,600,000			18,610	528	2,296
Repurchase of Class L common stock				(9,076)	0	(246)
Retirement of treasury stock
Accretion of Class L preferred return				84,647	72,842	65,962
Class L common stock, balance at end of period		1,327,115		1,327,115	1,317,581	1,317,053
Class L common stock, balance at beginning of period				772,422	699,533	633,452
Issuance of Class L common stock				1,675	47	208
Repurchase of Class L common stock		(497)	(22)	(4,643)		(89)
Retirement of treasury stock
Accretion of Class L preferred return				84,647	72,842	65,962
Class L common stock, balance at end of period				$ 854,101	$ 772,422	$ 699,533